UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10071

                        OPPENHEIMER EMERGING GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: OCTOBER

                      Date of reporting period: 07/31/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


--------------------------------------------------------------------------------

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS--94.3%
---------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.9%
---------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.7%
LKQ Corp. 1                                                                           34,700    $      777,280
---------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--8.7%
BJ's Restaurants, Inc. 1                                                              27,500           526,075
---------------------------------------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., Cl. A 1                                                 15,300           803,250
---------------------------------------------------------------------------------------------------------------
Life Time Fitness, Inc. 1                                                             47,900         2,169,870
---------------------------------------------------------------------------------------------------------------
Orient-Express Hotel Ltd.                                                             42,400         1,545,480
---------------------------------------------------------------------------------------------------------------
Panera Bread Co., Cl. A 1                                                             13,800           721,878
---------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. 1                                                        38,600         1,058,798
---------------------------------------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                                                       60,100         2,041,597
---------------------------------------------------------------------------------------------------------------
Shuffle Master, Inc. 1                                                                53,200         1,550,780
---------------------------------------------------------------------------------------------------------------
Texas Roadhouse, Inc., Cl. A 1                                                        26,200           283,484
                                                                                                ---------------
                                                                                                    10,701,212
---------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--3.1%
Coldwater Creek, Inc. 1                                                               46,650           929,735
---------------------------------------------------------------------------------------------------------------
NutriSystem, Inc. 1                                                                   32,700         1,730,484
---------------------------------------------------------------------------------------------------------------
VistaPrint Ltd. 1                                                                     52,200         1,154,664
                                                                                                ---------------
                                                                                                     3,814,883
---------------------------------------------------------------------------------------------------------------
MEDIA--0.8%
Focus Media Holding Ltd., ADR 1                                                       15,300           957,933
---------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.5%
Tractor Supply Co. 1                                                                  20,200           923,948
---------------------------------------------------------------------------------------------------------------
Zumiez, Inc. 1                                                                        29,900           894,907
                                                                                                ---------------
                                                                                                     1,818,855
---------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.1%
Deckers Outdoor Corp. 1                                                               34,000         1,449,760
---------------------------------------------------------------------------------------------------------------
Under Armour, Inc., Cl. A 1                                                           28,900         1,160,335
                                                                                                ---------------
                                                                                                     2,610,095
---------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.3%
---------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.3%
Herbalife Ltd. 1                                                                      44,100         1,575,252

---------------------------------------------------------------------------------------------------------------
ENERGY--5.7%
---------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.7%
Dril-Quip, Inc. 1                                                                     17,500         1,478,575
---------------------------------------------------------------------------------------------------------------
Metretek Technologies, Inc. 1                                                         58,600           979,206
---------------------------------------------------------------------------------------------------------------
Oceaneering International, Inc. 1                                                     28,300         1,237,276
---------------------------------------------------------------------------------------------------------------
Superior Well Services, Inc. 1                                                        47,500         1,186,075
---------------------------------------------------------------------------------------------------------------
W-H Energy Services, Inc. 1                                                           16,700           918,834
                                                                                                ---------------
                                                                                                     5,799,966
---------------------------------------------------------------------------------------------------------------
OIL & GAS--1.0%
Carrizo Oil & Gas, Inc. 1                                                             41,400         1,225,854


1       |       Oppenheimer Emerging Growth Fund

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Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
FINANCIALS--7.0%
---------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.6%
Greenhill & Co., Inc.                                                                 26,000    $    1,506,960
---------------------------------------------------------------------------------------------------------------
Investment Technology Group, Inc. 1                                                   32,900         1,656,844
                                                                                                ---------------
                                                                                                     3,163,804
---------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.5%
East West Bancorp, Inc.                                                               19,900           802,965
---------------------------------------------------------------------------------------------------------------
PrivateBancorp, Inc.                                                                  25,800         1,212,858
---------------------------------------------------------------------------------------------------------------
Signature Bank 1                                                                      32,200         1,034,586
                                                                                                ---------------
                                                                                                     3,050,409
---------------------------------------------------------------------------------------------------------------
INSURANCE--1.1%
Tower Group, Inc.                                                                     44,100         1,323,882
---------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.8%
Trammell Crow Co. 1                                                                   28,800           992,448
---------------------------------------------------------------------------------------------------------------
HEALTH CARE--27.1%
---------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.3%
Cubist Pharmaceuticals, Inc. 1                                                        43,300           992,436
---------------------------------------------------------------------------------------------------------------
Digene Corp. 1                                                                        18,900           797,769
---------------------------------------------------------------------------------------------------------------
Illumina, Inc. 1                                                                      43,000         1,643,890
---------------------------------------------------------------------------------------------------------------
Kendle International, Inc. 1                                                          22,900           665,703
                                                                                                ---------------
                                                                                                     4,099,798
---------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--15.5%
AngioDynamics, Inc. 1                                                                 37,600           864,800
---------------------------------------------------------------------------------------------------------------
ArthroCare Corp. 1                                                                    29,100         1,281,564
---------------------------------------------------------------------------------------------------------------
Dexcom, Inc. 1                                                                        51,800           615,902
---------------------------------------------------------------------------------------------------------------
Hologic, Inc. 1                                                                       52,800         2,371,248
---------------------------------------------------------------------------------------------------------------
Intermagnetics General Corp. 1                                                        71,900         1,949,928
---------------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1                                                            13,900         1,323,280
---------------------------------------------------------------------------------------------------------------
LifeCell Corp. 1                                                                      62,900         1,797,053
---------------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc.                                                             67,800         1,423,800
---------------------------------------------------------------------------------------------------------------
Neurometrix, Inc. 1                                                                   61,900         2,031,558
---------------------------------------------------------------------------------------------------------------
Respironics, Inc. 1                                                                   36,200         1,287,996
---------------------------------------------------------------------------------------------------------------
Spectranetics Corp. (The) 1                                                           97,100         1,251,619
---------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1                                                       28,400         1,323,724
---------------------------------------------------------------------------------------------------------------
Vital Images, Inc. 1                                                                  66,400         1,508,608
                                                                                                ---------------
                                                                                                    19,031,080
---------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--6.2%
Healthways, Inc. 1                                                                    27,300         1,466,556
---------------------------------------------------------------------------------------------------------------
LCA-Vision, Inc.                                                                      31,400         1,354,910
---------------------------------------------------------------------------------------------------------------
MWI Veterinary Supply, Inc. 1                                                         43,300         1,622,451
---------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc. 1                                                         52,000         1,637,480
---------------------------------------------------------------------------------------------------------------
VCA Antech, Inc. 1                                                                    44,600         1,559,662
                                                                                                ---------------
                                                                                                     7,641,059
---------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.1%
Adams Respiratory Therapeutics, Inc. 1                                                36,800         1,645,696


2       |       Oppenheimer Emerging Growth Fund

--------------------------------------------------------------------------------

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Nektar Therapeutics 1                                                                 53,400    $      870,420
                                                                                                ---------------
                                                                                                     2,516,116
---------------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.4%
---------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.5%
DRS Technologies, Inc.                                                                13,600           629,544
---------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.9%
Hub Group, Inc., Cl. A 1                                                              49,600         1,119,968
---------------------------------------------------------------------------------------------------------------
UTi Worldwide, Inc.                                                                   51,600         1,202,280
                                                                                                ---------------
                                                                                                     2,322,248
---------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.4%
American Reprographics Co. 1                                                          54,200         1,733,316
---------------------------------------------------------------------------------------------------------------
Corrections Corp. of America 1                                                        20,800         1,135,680
---------------------------------------------------------------------------------------------------------------
CoStar Group, Inc. 1                                                                  20,911           906,910
---------------------------------------------------------------------------------------------------------------
Kenexa Corp. 1                                                                        51,300         1,213,245
---------------------------------------------------------------------------------------------------------------
Mobile Mini, Inc. 1                                                                   47,300         1,448,326
---------------------------------------------------------------------------------------------------------------
UTEK Corp. 2                                                                           9,100           184,678
                                                                                                ---------------
                                                                                                     6,622,155
---------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.6%
Energy Conversion Devices, Inc. 1                                                     20,000           673,000
---------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--24.7%
---------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.9%
Ciena Corp. 1                                                                        215,100           780,813
---------------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                                                                   30,500         1,413,370
---------------------------------------------------------------------------------------------------------------
Oplink Communications, Inc. 1                                                         66,100           984,890
---------------------------------------------------------------------------------------------------------------
Redback Networks, Inc. 1                                                             100,300         1,550,638
                                                                                                ---------------
                                                                                                     4,729,711
---------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.7%
Rackable Systems, Inc. 1                                                              39,800           848,536
---------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.9%
Daktronics, Inc.                                                                      40,000         1,125,600
---------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--4.3%
Aquantive, Inc. 1                                                                     42,600           873,300
---------------------------------------------------------------------------------------------------------------
Bankrate, Inc. 1                                                                      40,600         1,221,654
---------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                                                      73,700         2,063,600
---------------------------------------------------------------------------------------------------------------
WebEx Communications, Inc. 1                                                          33,800         1,158,664
                                                                                                ---------------
                                                                                                     5,317,218
---------------------------------------------------------------------------------------------------------------
IT SERVICES--2.3%
Heartland Payment Systems, Inc. 1                                                     63,500         1,654,175
---------------------------------------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1                                                             41,500         1,172,375
                                                                                                ---------------
                                                                                                     2,826,550
---------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.9%
ATMI, Inc. 1                                                                          32,300           858,211
---------------------------------------------------------------------------------------------------------------
Diodes, Inc. 1                                                                        42,500         1,525,325
---------------------------------------------------------------------------------------------------------------
FormFactor, Inc. 1                                                                    39,500         1,693,365


3       |       Oppenheimer Emerging Growth Fund

--------------------------------------------------------------------------------

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Hittite Microwave Corp. 1                                                             35,240    $    1,436,030
---------------------------------------------------------------------------------------------------------------
Microsemi Corp. 1                                                                     69,100         1,748,230
---------------------------------------------------------------------------------------------------------------
Netlogic Microsystems, Inc. 1                                                         48,500         1,188,250
                                                                                                ---------------
                                                                                                     8,449,411
---------------------------------------------------------------------------------------------------------------
SOFTWARE--5.7%
Ansys, Inc. 1                                                                         15,200           697,528
---------------------------------------------------------------------------------------------------------------
Concur Technologies, Inc. 1                                                          118,000         1,541,080
---------------------------------------------------------------------------------------------------------------
Informatica Corp. 1                                                                   86,600         1,209,802
---------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc. 1                                                        177,600         1,644,576
---------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1                                                 94,100         1,951,634
                                                                                                ---------------
                                                                                                     7,044,620
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.2%
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
NeuStar, Inc., Cl. A 1                                                                52,200         1,610,892
---------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.9%
SBA Communications Corp. 1                                                            96,400         2,302,032
                                                                                                ---------------
Total Common Stocks (Cost $106,508,377)                                                            115,601,443

                                                                                       UNITS
---------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
---------------------------------------------------------------------------------------------------------------
Discovery Laboratories, Inc. Wts., Exp. 9/20/10 1,3 (Cost $0)                          6,800            10,599

                                                                                   PRINCIPAL
                                                                                      AMOUNT
---------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.1%
---------------------------------------------------------------------------------------------------------------
Undivided interest of 0.40% in joint repurchase agreement (Principal
Amount/Value $1,265,611,000, with a maturity value of $1,265,794,514)
with UBS Warburg LLC, 5.22%, dated 7/31/06, to be repurchased at
$5,027,729 on 8/1/06, collateralized by Federal National Mortgage Assn.,
5%-6%, 4/1/35-12/1/35, with a value of $845,724,461 and Federal Home
Loan Mortgage Corp., 5.50%, 5/1/35, with a value of $448,829,145 (Cost
$5,027,000)                                                                     $  5,027,000         5,027,000
---------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $111,535,377)                                         98.4%      120,639,042
---------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                          1.6         2,001,127

                                                                                -------------------------------
Net Assets                                                                             100.0%   $  122,640,169
                                                                                ===============================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $184,678 or 0.15% of the Fund's net assets as of July 31, 2006.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of July 31, 2006 was $10,599, which represents 0.01% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.


4       |       Oppenheimer Emerging Growth Fund

--------------------------------------------------------------------------------

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                   $  112,370,525
                                                 ===============

Gross unrealized appreciation                    $   14,003,264
Gross unrealized depreciation                        (5,734,747)
                                                 ---------------
Net unrealized appreciation                      $    8,268,517
                                                 ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES

As of July 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:


5       |       Oppenheimer Emerging Growth Fund

--------------------------------------------------------------------------------

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS  July 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                        ACQUISITION                      VALUATION AS OF          UNREALIZED
SECURITY                                       DATE           COST         JULY 31, 2006        APPRECIATION
-------------------------------------------------------------------------------------------------------------
Discovery Laboratories, Inc. Wts.,          6/18/03      $      --          $     10,599        $     10,599
Exp. 9/20/10


6       |       Oppenheimer Emerging Growth Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Emerging Growth Fund


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/14/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 09/14/2006